Advance to Suppliers	6 Months Ended
Jun. 30, 2023
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

7. ADVANCE TO SUPPLIERS

Advance to suppliers consisted of the following:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Advance to suppliers	15,359	26,212	3,614
Less: expected credit losses	(8,366)	(8,799)	(1,213)
	6,993	17,413	2,401

As of the year ended December 31, 2022, the balance of advance to suppliers mainly represented the prepayments in relation to the development and purchase of battery swapping stations as well as developing UOTTA-powered EVs. As of the six months ended June 30, 2023, the balance of advance to suppliers mainly represented the prepayments in relation to the development of vehicle sourcing, general and administrative expenses, and purchase of battery swapping stations. An analysis of the expected credit losses was as follows:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Balance at beginning of the year	-	(8,366)	(1,153)
Additional allowance for credit losses charged to expense	(8,366)	(433)	(60)
Balance at the end of the year	(8,366)	(8,799)	(1,213)